Results by business segment	9 Months Ended
Jul. 31, 2020
Text block [abstract]
Results by business segment

Note 12 Results by business segment

	For the three months ended July 31, 2020
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$3,079	$699	$–	$89	$1,335	$(63)	$5,139
Non-interest income	1,269	2,465	2,212	395	1,413	27	7,781
Total revenue	4,348	3,164	2,212	484	2,748	(36)	12,920
Provision for credit losses	527	74	–	(4)	78	–	675
Insurance policyholder benefits, claims and acquisition expense	–	–	1,785	–	–	–	1,785
Non-interest expense	1,985	2,361	140	388	1,471	35	6,380
Net income (loss) before income taxes	1,836	729	287	100	1,199	(71)	4,080
Income taxes (recoveries)	469	167	71	24	250	(102)	879
Net income	$1,367	$562	$216	$76	$949	$31	$3,201
Non-interest expense includes:
Depreciation and amortization	$227	$223	$14	$56	$131	$–	$651

	For the three months ended July 31, 2019
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2), (3)	$3,221	$773	$–	$(16)	$1,018	$22	$5,018
Non-interest income (3)	1,325	2,256	1,463	577	1,016	(111)	6,526
Total revenue	4,546	3,029	1,463	561	2,034	(89)	11,544
Provision for credit losses	341	27	–	1	56	–	425
Insurance policyholder benefits, claims and acquisition expense	–	–	1,046	–	–	–	1,046
Non-interest expense	1,959	2,183	149	411	1,269	21	5,992
Net income (loss) before income taxes	2,246	819	268	149	709	(110)	4,081
Income taxes (recoveries)	582	180	64	31	56	(95)	818
Net income	$1,664	$639	$204	$118	$653	$(15)	$3,263
Non-interest expense includes:
Depreciation and amortization	$159	$144	$12	$36	$105	$–	$456

	For the nine months ended July 31, 2020
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$9,454	$2,174	$–	$221	$3,952	$24	$15,825
Non-interest income	3,904	6,978	4,403	1,569	3,657	(247)	20,264
Total revenue	13,358	9,152	4,403	1,790	7,609	(223)	36,089
Provision for credit losses	2,575	163	1	10	1,174	1	3,924
Insurance policyholder benefits, claims and acquisition expense	–	–	3,222	–	–	–	3,222
Non-interest expense	5,916	6,900	441	1,182	4,197	64	18,700
Net income (loss) before income taxes	4,867	2,089	739	598	2,238	(288)	10,243
Income taxes (recoveries)	1,282	480	162	153	302	(327)	2,052
Net income	$3,585	$1,609	$577	$445	$1,936	$39	$8,191
Non-interest expense includes:
Depreciation and amortization	$684	$656	$43	$160	$385	$–	$1,928

	For the nine months ended July 31, 2019
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2), (3)	$9,415	$2,248	$–	$(81)	$2,980	$76	$14,638
Non-interest income (3)	3,882	6,708	4,557	1,860	3,321	(334)	19,994
Total revenue	13,297	8,956	4,557	1,779	6,301	(258)	34,632
Provision for credit losses	1,061	83	–	1	221	(1)	1,365
Insurance policyholder benefits, claims and acquisition expense	–	–	3,431	–	–	–	3,431
Non-interest expense	5,761	6,551	453	1,217	3,788	50	17,820
Net income (loss) before income taxes	6,475	2,322	673	561	2,292	(307)	12,016
Income taxes (recoveries)	1,691	501	149	131	210	(331)	2,351
Net income	$4,784	$1,821	$524	$430	$2,082	$24	$9,665
Non-interest expense includes:
Depreciation and amortization	$469	$443	$35	$105	$300	$–	$1,352

(1)	Taxable equivalent basis.
(2)	Interest revenue is reported net of interest expense as we rely primarily on net interest income as a performance measure.
(3)	Commencing Q4 2019, the interest component of the valuation of certain deposits carried at FVTPL previously presented in trading revenue is presented in net interest income. Comparative amounts have been reclassified to conform with this presentation.
Total assets and total liabilities by business segment

	As at July 31, 2020
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets	Corporate Support	Total
Total assets	$497,974	$123,461	$21,627	$259,248	$733,023	$47,801	$1,683,134
Total liabilities	$497,990	$123,423	$21,544	$259,188	$733,550	$(38,935)	$1,596,760

	As at October 31, 2019
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets	Corporate Support	Total
Total assets	$481,720	$106,579	$19,012	$144,406	$634,313	$42,905	$1,428,935
Total liabilities	$481,745	$106,770	$19,038	$144,378	$634,126	$(40,747)	$1,345,310